Changes in Accrued Restructuring Charges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance	¥ 32,933		¥ 20,559		¥ 36,180
Sony Ericsson acquisition			10,979
Restructuring costs	74,386		52,645		62,318
Non-cash charges	(5,161)		(20,428)		(8,294)
Cash payments	(68,240)		(29,790)		(66,607)
Adjustments	4,486		(1,032)		(3,038)
Accrued restructuring charges, ending balance	38,404		32,933		20,559
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance	24,997		15,585		27,218
Sony Ericsson acquisition			8,789
Restructuring costs	62,752		25,453		38,264
Cash payments	(58,518)		(24,928)		(47,521)
Adjustments	3,498		98		(2,376)
Accrued restructuring charges, ending balance	32,729		24,997		15,585
Non-cash write-downs and disposals, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs	5,161	[1]	20,428	[1]	8,294	[1]
Non-cash charges	(5,161)	[1]	(20,428)	[1]	(8,294)	[1]
Other associated costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance	7,936		4,974		8,962
Sony Ericsson acquisition			2,190
Restructuring costs	6,473		6,764		15,760
Cash payments	(9,722)		(4,862)		(19,086)
Adjustments	988		(1,130)		(662)
Accrued restructuring charges, ending balance	¥ 5,675		¥ 7,936		¥ 4,974

[1]	Significant asset impairments excluded from restructuring charges are described below.